Schedule of Outstanding Warrants (Details) - shares	Sep. 30, 2024	Jul. 26, 2024	May 31, 2024	Apr. 18, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	7,348,765	698,812		196,500	1,341,217
Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	791,217				191,217
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	1,150,000				1,150,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	40,000
Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	129,478
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	1,401,635
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	1,134,335
Series B1 Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	567,300
Series C1 Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	1,065,000
Series D Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	1,069,800
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrants	7,348,765				7,348,765
Total		600,000	53,490	75,988